ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 76.3%
Aerospace & Defense 1.9%
Continental Airlines, 8.75%, 12/1/11	1,340	1,260
Delta Airlines, 7.90%, 12/15/09 (7)	1,300	71
Gencorp, 9.50%, 8/15/13	1,625	1,726
Hawker Beechcraft, 8.50%, 4/1/15 (1)	1,875	1,870
Hawker Beechcraft, 8.875%, 4/1/15 (1)	210	205
Hawker Beechcraft, 9.75%, 4/1/17 (1)	705	698
L-3 Communications, 6.375%, 10/15/15	1,875	1,816
L-3 Communications, 7.625%, 6/15/12	105	107
Sequa, 9.00%, 8/1/09	525	542
Transdigm, 7.75%, 7/15/14	975	973
		9,268
Automotive 3.4%
Accuride, 8.50%, 2/1/15	1,150	1,070
American Axle & Manufacturing, 7.875%, 3/1/17	1,425	1,332
Autonation, 7.00%, 4/15/14	415	392
Autonation, VR, 7.36%, 4/15/13	750	714
Commercial Vehicle Group, 8.00%, 7/1/13	250	234
Cooper Standard Automotive, 8.375%, 12/15/14	75	65
Ford Motor Credit, VR, 9.81%, 4/15/12	3,700	3,727
General Motors, 7.20%, 1/15/11	2,965	2,632
Goodyear Tire & Rubber, 8.625%, 12/1/11 (1)	1,155	1,172
Goodyear Tire & Rubber, VR, 9.135%, 12/1/09 (1)	1,225	1,225
KAR Holdings, 10.00%, 5/1/15 (1)	1,075	938
KAR Holdings, VR, 9.356%, 5/1/14 (1)	675	599
Tenneco Automotive, 8.625%, 11/15/14	1,425	1,407
TRW Automotive, 7.25%, 3/15/17 (1)	75	69
UCI Holdings, PIK, VR, 12.36%, 12/15/13 (1)	902	848
United Components, 9.375%, 6/15/13	325	328
		16,752
Broadcasting 2.4%
Allbritton Communications, 7.75%, 12/15/12	2,025	1,975
Barrington Broadcasting, 10.50%, 8/15/14 (1)	625	626
Bonten Media Acquisition, PIK, VR, 9.00%, 6/1/15 (1)	275	245
Canadian Satellite Radio, 12.75%, 2/15/14	525	515
Clear Channel Communications, 6.25%, 3/15/11	2,400	2,170
Lamar Media Corporation, 6.625%, 8/15/15	1,203	1,146
Local T.V. Finance, PIK, 9.25%, 6/15/15 (1)	475	439
Nexstar Broadcasting, 7.00%, 1/15/14	750	716
Nexstar Finance Holdings, STEP, 0.00%, 4/1/13 (2)	1,350	1,316
Sinclair Broadcast Group, 8.00%, 3/15/12	221	225
Univision Communications, PIK, 9.75%, 3/15/15 (1)	1,325	1,262
XM Satellite, 9.75%, 5/1/14	1,125	1,066
		11,701
Building & Real Estate 0.3%
KB Home, 5.875%, 1/15/15	1,125	964
Meritage Homes, 6.25%, 3/15/15	825	652
		1,616
Building Products 0.9%
Associated Materials, STEP, 0.00%, 3/1/14 (2)	1,125	745
Builders FirstSource, VR, 9.808%, 2/15/12	900	864
Interface, 9.50%, 2/1/14	255	264
Interface, 10.375%, 2/1/10	1,110	1,156
Texas Industries, 7.25%, 7/15/13	1,250	1,222
		4,251
Cable Operators 1.7%
Charter Communication, 10.25%, 9/15/10	3,075	3,098
CSC Holdings, 7.25%, 7/15/08	1,360	1,362
CSC Holdings, 7.875%, 12/15/07	250	251
Insight Midwest / Insight Capital, 9.75%, 10/1/09	50	50
Kabel Deutschland, 10.625%, 7/1/14	850	904
Mediacom Broadband, 8.50%, 10/15/15	775	767
Rainbow National Services, 8.75%, 9/1/12 (1)	300	311
Shaw Communications, 8.25%, 4/11/10	350	364
Videotron, 6.375%, 12/15/15	100	91
Videotron, 6.875%, 1/15/14	1,000	952
		8,150
Chemicals 2.1%
Hercules, 6.75%, 10/15/29	675	656
Hexion US Finance/Nova Scotia, 9.75%, 11/15/14	1,150	1,238
Hexion US Finance/Nova Scotia, VR, 10.058%, 11/15/14	650	663
Huntsman International, 7.875%, 11/15/14	1,075	1,123
INEOS Group Holdings, 8.50%, 2/15/16 (1)	1,450	1,334
Invista, 9.25%, 5/1/12 (1)	1,375	1,445
KI Holdings, STEP, 0.00%, 11/15/14 (2)	1,725	1,445
Koppers Industry, 9.875%, 10/15/13	500	521
Lyondell Chemical, 8.25%, 9/15/16	1,275	1,422
Nell AF SARL, 8.375%, 8/15/15 (1)	250	222
		10,069
Consumer Products 2.2%
AAC Group, STEP, 0.00%, 10/1/12 (2)	675	587
Acco Brands, 7.625%, 8/15/15	850	795
American Greetings, 7.375%, 6/1/16	425	404
Couche-Tard, 7.50%, 12/15/13	1,575	1,543
FTD, 7.75%, 2/15/14	1,221	1,136
Jostens, STEP, 0.00%, 12/1/13 (2)	1,850	1,693
Jostens IH, 7.625%, 10/1/12	800	800
Pantry, 7.75%, 2/15/14	775	736
Sealy Mattress, 8.25%, 6/15/14	1,275	1,250
Simmons, 7.875%, 1/15/14	750	705
Simmons, STEP, 0.00%, 12/15/14 (2)	925	719
Susser, 10.625%, 12/15/13	454	472
		10,840
Container 2.1%
AEP Industries, 7.875%, 3/15/13	1,050	997
Ball, 6.875%, 12/15/12	175	174
Berry Plastics, 8.875%, 9/15/14	1,750	1,745
Berry Plastics, 10.25%, 3/1/16	625	594
Berry Plastics, VR, 9.235%, 9/15/14	400	395
BWAY, STEP, 10.00%, 10/15/10 (2)	625	637
Clondalkin Acquisition, VR, 7.359%, 12/15/13 (1)	800	749
Graham Packaging, 8.50%, 10/15/12	400	388
Owens-Brockway Glass Container, 6.75%, 12/1/14	1,275	1,224
Owens-Brockway Glass Container, 8.25%, 5/15/13	700	716
Owens-Brockway Glass Container, 8.75%, 11/15/12	1,345	1,399
Owens Brockway Glass Container, 8.875%, 2/15/09	165	167
Owens-Illinois, 7.35%, 5/15/08	50	50
Plastipak Holdings, 8.50%, 12/15/15 (1)	775	785
Silgan, 6.75%, 11/15/13	350	338
		10,358
Energy 6.6%
Amerigas Partners, 7.125%, 5/20/16	1,825	1,743
Amerigas Partners, 7.25%, 5/20/15	350	338
Bristow, 7.50%, 9/15/17 (1)	1,125	1,110
Chaparral Energy, 8.50%, 12/1/15	1,351	1,223
CHC Helicopter, 7.375%, 5/1/14	1,000	930
Chesapeake Energy, 6.50%, 8/15/17	1,750	1,662
Chesapeake Energy, 6.875%, 11/15/20	2,000	1,910
Compagnie Generale de Geophysique, 7.50%, 5/15/15	310	312
Compagnie Generale de Geophysique, 7.75%, 5/15/17	1,225	1,237
Compton Petroleum Corporation, 7.625%, 12/1/13	1,550	1,484
Copano Energy, 8.125%, 3/1/16	950	955
Denbury Resources, 7.50%, 4/1/13	575	574
Denbury Resources, 7.50%, 12/15/15	925	920
Encore Acquisition, 6.25%, 4/15/14	825	747
Encore Acquisition, 7.25%, 12/1/17	1,375	1,268
Ferrelgas Finance, 6.75%, 5/1/14	325	310
Ferrellgas Partners, 8.75%, 6/15/12	1,711	1,741
Forest Oil, 7.25%, 6/15/19 (1)	1,750	1,687
Forest Oil, 8.00%, 12/15/11	700	714
Hilcorp Energy, 7.75%, 11/1/15 (1)	1,075	1,027
Offshore Logistics, 6.125%, 6/15/13	1,050	999
OPTI Canada, 7.875%, 12/15/14 (1)	1,270	1,276
Petrohawk Energy, 9.125%, 7/15/13	1,195	1,244
Plains All American Pipeline, 7.75%, 10/15/12	275	302
Plains Exploration & Production, 7.00%, 3/15/17	1,075	978
Range Resources, 6.375%, 3/15/15	700	672
Range Resources, 7.375%, 7/15/13	325	325
Range Resources, 7.50%, 5/15/16	600	610
Sabine Pass Lending, 7.50%, 11/30/16	950	923
Stallion Oilfield, 9.75%, 2/1/15 (1)	1,000	965
Stewart & Stevenson, 10.00%, 7/15/14	925	953
W & T Offshore, 8.25%, 6/15/14 (1)	1,235	1,182
		32,321
Entertainment & Leisure 0.8%
AMC Entertainment, 8.00%, 3/1/14	150	140
AMC Entertainment, 11.00%, 2/1/16	525	547
Cinemark, STEP, 0.00%, 3/15/14 (2)	1,975	1,827
Festival Fun Park, 10.875%, 4/15/14	350	355
Speedway Motorsports, 6.75%, 6/1/13	850	839
Universal City Development Partners, 11.75%, 4/1/10	175	185
		3,893
Financial 2.1%
B.F. Saul Real Estate, 7.50%, 3/1/14	650	640
General Motors Acceptance Corporation, 6.875%, 9/15/11	850	749
General Motors Acceptance Corporation, 6.875%, 8/28/12	3,025	2,626
General Motors Acceptance Corporation, 7.25%, 3/2/11	1,100	990
General Motors Acceptance Corporation, VR, 7.56%, 12/1/14	2,250	1,896
Hub International, 9.00%, 12/15/14 (1)	925	874
Leucadia National, 7.00%, 8/15/13	1,050	1,016
USI Holdings, 9.75%, 5/15/15 (1)	600	539
USI Holdings, VR, 9.433%, 11/15/14 (1)	675	624
		9,954
Food/Tobacco 0.7%
B & G Foods, 8.00%, 10/1/11	1,175	1,152
Del Monte, 8.625%, 12/15/12	1,150	1,163
Reynolds American, 7.25%, 6/1/13	500	517
Reynolds American, 7.625%, 6/1/16	575	602
		3,434
Forest Products 2.7%
Boise Cascade, 7.125%, 10/15/14	1,125	1,035
Domtar, 5.375%, 12/1/13	325	281
Domtar, 7.125%, 8/15/15	1,325	1,232
Domtar, 9.50%, 8/1/16	125	131
Georgia-Pacific, 7.00%, 1/15/15 (1)	975	931
Georgia-Pacific, 7.125%, 1/15/17 (1)	1,100	1,045
Georgia-Pacific, 7.70%, 6/15/15	600	581
Georgia-Pacific, 8.125%, 5/15/11	550	553
Graphic Packaging International, 8.50%, 8/15/11	825	831
Graphic Packaging International, 9.50%, 8/15/13	150	152
Jefferson Smurfit, 7.75%, 4/1/15	365	355
Jefferson Smurfit, 8.25%, 10/1/12	150	147
NewPage, 10.00%, 5/1/12	100	104
NewPage, 12.00%, 5/1/13	550	575
NewPage, VR, 11.606%, 5/1/12	700	735
Stone Container, 8.00%, 3/15/17	1,300	1,243
Stone Container, 8.375%, 7/1/12	675	663
Stone Container Finance of Canada, 7.375%, 7/15/14	700	660
Verso Paper, 11.375%, 8/1/16	995	1,007
Verso Paper, VR, 9.106%, 8/1/14	625	620
		12,881
Gaming 2.1%
American Casino & Entertainment, 7.85%, 2/1/12	850	871
Chukchansi Economic Development Authority, 8.00%,11/15/13 (1)	145	142
Chukchansi Economic Development Authority, VR, 8.859%,11/15/12 (1)	525	515
Fontainebleau Las Vegas, 10.25%, 6/15/15 (1)	900	779
Global Cash Access, 8.75%, 3/15/12	1,208	1,223
Harrah's Operating, 5.50%, 7/1/10	577	543
Las Vegas Sands, 6.375%, 2/15/15	180	170
Little Traverse Bay Bands, 10.25%, 2/15/14 (1)	125	126
MGM Mirage, 8.50%, 9/15/10	2,350	2,453
MTR Gaming, 9.00%, 6/1/12	275	281
Pinnacle Entertainment, 8.25%, 3/15/12	25	25
Pokagon Gaming Authority, 10.375%, 6/15/14 (1)	1,650	1,766
Shingle Springs Tribal Gaming, 9.375%, 6/15/15 (1)	1,250	1,234
		10,128
Health Care 4.5%
Amerisourcebergen, 5.625%, 9/15/12	550	547
Community Health, 8.875%, 7/15/15 (1)	5,580	5,573
CRC Health, 10.75%, 2/1/16	650	684
Davita, 6.625%, 3/15/13	415	404
Davita, 7.25%, 3/15/15	1,700	1,666
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	500	497
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	200	205
HCA, 9.25%, 11/15/16 (1)	3,900	4,007
HCA, PIK, 9.625%, 11/15/16 (1)	1,005	1,038
Invacare, 9.75%, 2/15/15	875	840
Omnicare, 6.75%, 12/15/13	425	400
Omnicare, 6.875%, 12/15/15	1,400	1,312
Team Health, 11.25%, 12/1/13	200	211
United Surgical Partners, 9.25%, 5/1/17	125	119
United Surgical Partners, PIK, 9.25%, 5/1/17 (1)	575	548
Universal Hospital Services, PIK, VR, 8.50%, 6/1/15 (1)	250	234
Universal Hospital Services, VR, 8.759%, 6/1/15 (1)	630	606
Vanguard Health, 9.00%, 10/1/14	1,675	1,554
Ventas Realty, 6.50%, 6/1/16	725	700
Ventas Realty, 6.75%, 6/1/10	375	375
Ventas Realty, 6.75%, 4/1/17	425	415
		21,935
Information Technology 3.7%
Avago Technologies, VR, 10.125%, 12/1/13	1,025	1,071
Celestica, 7.875%, 7/1/11	825	784
Conexant, VR, 9.308%, 11/15/10	800	796
Flextronics International, 6.25%, 11/15/14	700	646
Flextronics International, 6.50%, 5/15/13	175	166
Freescale Semiconductor, 10.125%, 12/15/16	450	392
Freescale Semiconductor, VR, 9.235%, 12/15/14	1,700	1,564
Lucent Technologies, 6.45%, 3/15/29	725	613
Lucent Technologies, 6.50%, 1/15/28	1,325	1,123
Nortel Networks, 10.125%, 7/15/13 (1)	250	255
Nortel Networks, VR, 9.61%, 7/15/11 (1)	1,800	1,802
NXP BV, 9.50%, 10/15/15	1,100	951
NXP BV, VR, 8.11%, 10/15/13	825	748
Sanmina, VR, 8.11%, 6/15/10 (1)	875	862
Serena Software, 10.375%, 3/15/16	400	398
Spansion, 11.25%, 1/15/16 (1)	800	758
SS&C Technologies, 11.75%, 12/1/13	325	342
STATS ChipPAC, 6.75%, 11/15/11	525	522
STATS ChipPAC, 7.50%, 7/19/10	350	355
SunGard Data, 9.125%, 8/15/13	2,044	2,110
Unisys, 6.875%, 3/15/10	425	407
Unisys, 7.875%, 4/1/08	365	364
Unisys, 8.00%, 10/15/12	250	237
Xerox, 6.40%, 3/15/16	500	503
Xerox, 7.625%, 6/15/13	315	324
		18,093
Lodging 0.9%
Felcor Lodging, STEP, 8.50%, 6/1/11 (2)	625	650
Host Marriott, 6.75%, 6/1/16	3,525	3,402
Host Marriott, 7.125%, 11/1/13	525	521
		4,573
Manufacturing 2.5%
Bombardier, 6.75%, 5/1/12 (1)	1,050	1,045
Bombardier, 7.45%, 5/1/34 (1)	1,000	980
Columbus McKinnon, 8.875%, 11/1/13	1,250	1,291
ESCO Corporation, 8.625%, 12/15/13 (1)	1,575	1,543
ESCO Corporation, VR, 9.235%, 12/15/13 (1)	450	441
General Cable, 7.125%, 4/1/17	625	606
General Cable, VR, 7.735%, 4/1/15	475	460
Hawk, 8.75%, 11/1/14	700	707
Invensys, 9.875%, 3/15/11 (1)	1,046	1,117
RBS Global, 9.50%, 8/1/14	2,725	2,745
RBS Global, 11.75%, 8/1/16	75	77
Superior Essex, 9.00%, 4/15/12	850	842
Terex, 7.375%, 1/15/14	325	320
		12,174
Metals & Mining 3.7%
Alpha Natural Resources, STEP, 10.00%, 6/1/12 (2)	975	1,009
Arch Western Finance, STEP, 6.75%, 7/1/13 (2)	775	728
Century Alumunium, 7.50%, 8/15/14	725	723
Foundation Coal Holdings, 7.25%, 8/1/14	1,325	1,267
Freeport-McMoran Copper & Gold, 8.25%, 4/1/15	1,325	1,404
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	6,700	7,169
Gibraltar, VR, 8.00%, 12/1/15	1,225	1,155
Metals USA, 11.125%, 12/1/15	1,045	1,110
Novelis, 7.25%, 2/15/15	850	816
Peabody Energy, 7.375%, 11/1/16	1,350	1,357
Russel Metals, 6.375%, 3/1/14	75	71
Steel Dynamics, 6.75%, 4/1/15 (1)	500	479
Tube City IMS, 9.75%, 2/1/15	725	709
		17,997
Other Telecommunications 5.0%
Broadview Networks, 11.375%, 9/1/12 (1)	600	615
Citizens Communications, 6.25%, 1/15/13	275	265
Citizens Communications, 6.625%, 3/15/15	1,200	1,143
Citizens Communications, 7.125%, 3/15/19	3,325	3,171
Citizens Communications, 9.00%, 8/15/31	1,200	1,182
GCI, 7.25%, 2/15/14	1,050	971
Level 3 Financing, 9.25%, 11/1/14	1,765	1,697
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	300	413
Nordic Telephone, 8.875%, 5/1/16 (1)	2,975	3,087
Paetec Holding Corporation, 9.50%, 7/15/15 (1)	1,025	1,004
Qwest, 6.50%, 6/1/17 (1)	1,050	1,018
Qwest, 7.50%, 10/1/14	2,200	2,255
Qwest, 7.875%, 9/1/11	500	523
Qwest, STEP, 8.875%, 3/15/12 (2)	575	621
Qwest, VR, 8.61%, 6/15/13	425	451
Time Warner Telecom Holdings, 9.25%, 2/15/14	750	773
Valor Telecommunications, 7.75%, 2/15/15	550	564
Windstream, 7.00%, 3/15/19	125	118
Windstream, 8.625%, 8/1/16	4,305	4,509
		24,380
Publishing 3.9%
Affinity Group, 9.00%, 2/15/12	250	261
Affinity Group, PIK, 10.875%, 2/15/12	575	601
CanWest Media, 8.00%, 9/15/12	1,125	1,094
Dex Media, , 11/15/13	215	199
Dex Media, STEP, 0.00%, 11/15/13 (2)	190	175
Dex Media East, 9.875%, 11/15/09	250	255
Dex Media East, 12.125%, 11/15/12	723	770
Dex Media West, 8.50%, 8/15/10	250	253
Dex Media West, 9.875%, 8/15/13	900	949
Haights Cross Operating, 11.75%, 8/15/11	950	981
Idearc, 8.00%, 11/15/16	3,170	3,138
Lighthouse International, 8.00%, 4/30/14 (EUR)(1)	700	975
MediaNews Group, 6.375%, 4/1/14	325	253
MediaNews Group, 6.875%, 10/1/13	750	600
Morris Publishing, 7.00%, 8/1/13	1,175	939
Nielsen Finance, 10.00%, 8/1/14 (1)	400	410
Quebecor World, 6.125%, 11/15/13	725	629
Quebecor World, 9.75%, 1/15/15 (1)	625	591
R.H. Donnelley Finance, 8.875%, 1/15/16	2,095	2,147
R.H. Donnelley Finance, 10.875%, 12/15/12	2,200	2,332
TL Acquisitions, STEP, 0.00%, 7/15/09 (1)	730	538
Valassis Communication, 8.25%, 3/1/15	1,275	1,084
		19,174
Restaurants 0.8%
O' Charleys, 9.00%, 11/1/13	825	838
OSI Restaurant Partners, 10.00%, 6/15/15 (1)	2,000	1,725
Real Mex Restaurants, STEP, 10.00%, 4/1/10 (2)	500	500
Restaurant Company, 10.00%, 10/1/13	1,000	855
		3,918
Retail 2.3%
Bon-Ton Department Stores, 10.25%, 3/15/14	1,100	1,001
GSC Holdings, 8.00%, 10/1/12	2,125	2,189
Leslies Poolmart, 7.75%, 2/1/13	1,050	1,008
Nebraska Book, 8.625%, 3/15/12	1,700	1,649
Neiman Marcus, 10.375%, 10/15/15	235	253
Neiman Marcus, PIK, VR, 9.00%, 10/15/15	1,505	1,588
Payless Shoesource, 8.25%, 8/1/13	75	69
Rafaella Apparel Group, 11.25%, 6/15/11	943	886
Sally Holdings, 9.25%, 11/15/14 (1)	975	960
Yankee Acquisition, 8.50%, 2/15/15	1,200	1,137
Yankee Acquisition, 9.75%, 12/15/17	200	179
		10,919
Satellites 0.9%
DIRECTV Holdings, 8.375%, 3/15/13	1,000	1,035
Echostar DBS, 6.625%, 10/1/14	1,260	1,213
Echostar DBS, 7.00%, 10/1/13	525	517
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	575	581
Panamsat, 9.00%, 8/15/14	1,165	1,179
		4,525
Services 5.0%
Allied Waste, 6.875%, 6/1/17	505	490
Allied Waste, 7.25%, 3/15/15	120	120
Allied Waste, 7.875%, 4/15/13	600	610
Allied Waste, 9.25%, 9/1/12	750	784
Aramark, VR, 8.856%, 2/1/15	1,950	1,926
Casella Waste, 9.75%, 2/1/13	1,550	1,565
Deluxe, 7.375%, 6/1/15	875	860
Dycom Investment, 8.125%, 10/15/15	775	775
Education Management, 10.25%, 6/1/16	2,170	2,240
FTI Consulting, 7.625%, 6/15/13	875	871
FTI Consulting, 7.75%, 10/1/16	1,075	1,070
Harland Clarke, 9.50%, 5/15/15	900	808
Harland Clarke, VR, 10.308%, 5/15/15	675	602
Hertz, 8.875%, 1/1/14	1,125	1,164
Hertz, 10.50%, 1/1/16	445	481
Ikon Office Solutions, 7.75%, 9/15/15	725	719
iPayment, 9.75%, 5/15/14	1,100	1,034
iPayment, PIK, 12.75%, 7/15/14 (1)	935	929
Mac-Gray, 7.625%, 8/15/15	1,400	1,389
Mobile Services, 9.75%, 8/1/14 (1)	800	806
Rental Services, 9.50%, 12/1/14 (1)	500	491
Sunstate Equipment, 10.50%, 4/1/13 (1)	950	926
Travelport, 11.875%, 9/1/16	1,150	1,190
Travelport, VR, 9.985%, 9/1/14	200	201
WCA Waste, 9.25%, 6/15/14	950	950
West Corporation, 11.00%, 10/15/16	1,375	1,399
		24,400
Supermarkets 0.0%
Pathmark Stores, 8.75%, 2/1/12	175	172
		172
Transportation 0.8%
American Railcar, 7.50%, 3/1/14	1,330	1,282
Greenbrier, 8.375%, 5/15/15	775	759
Saint Acquisition, 12.50%, 5/15/17 (1)	1,045	695
TFM SA de C.V., 9.375%, 5/1/12	800	833
Trinity Industries, 6.50%, 3/15/14	325	312
		3,881
Utilities 5.0%
AES, 8.875%, 2/15/11	275	284
AES, 9.375%, 9/15/10	1,155	1,207
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (1)(2)	210	221
CMS Energy, 8.50%, 4/15/11	25	27
CMS Energy, 9.875%, 10/15/07	475	477
Dynegy Holdings, 7.75%, 6/1/19 (1)	2,005	1,855
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	750	750
Dynergy Holdings, 7.50%, 6/1/15 (1)	1,900	1,788
Mirant, 7.375%, 12/31/13	875	868
NRG Energy, 7.25%, 2/1/14	750	742
NRG Energy, 7.375%, 2/1/16	4,685	4,615
Orion Power, 12.00%, 5/1/10	1,575	1,713
Reliant Energy, 6.75%, 12/15/14	575	569
Reliant Energy, 7.625%, 6/15/14	1,100	1,081
Reliant Energy, 7.875%, 6/15/17	875	857
Sierra Pacific Resources, 7.803%, 6/15/12	575	584
Sierra Pacific Resources, 8.625%, 3/15/14	2,125	2,252
UtiliCorp, 7.75%, 6/15/11	675	705
Williams Companies, 7.50%, 1/15/31	100	103
Williams Companies, 7.625%, 7/15/19	50	53
Williams Companies, 7.75%, 6/15/31	150	155
Williams Companies, 7.875%, 9/1/21	265	284
Williams Companies, STEP, 8.125%, 3/15/12 (2)	2,500	2,669
Williams Companies, STEP, 8.75%, 3/15/32 (2)	355	403
		24,262
Wireless Communications 5.3%
American Cellular, 10.00%, 8/1/11	21	22
American Tower, 7.125%, 10/15/12	175	176
Centennial Communications, 10.00%, 1/1/13	1,075	1,121
Centennial Communications, 10.125%, 6/15/13	1,250	1,313
Cricket Communications, 9.375%, 11/1/14 (1)	1,175	1,140
Cricket Communications, 9.375%, 11/1/14	3,000	2,910
Digicel, 8.875%, 1/15/15 (1)	750	685
Digicel, 9.25%, 9/1/12 (1)	1,225	1,250
Dobson Cellular, 9.875%, 11/1/12	825	885
Dobson Communications, 8.875%, 10/1/13	1,825	1,925
Hellas Telecommunications, VR, 11.11%, 1/15/15 (1)	1,050	1,029
IPCS, PIK, VR, 8.605%, 5/1/14 (1)	1,075	1,060
IPCS, VR, 7.481%, 5/1/13 (1)	1,100	1,089
MetroPCS Wireless, 9.25%, 11/1/14 (1)	3,105	3,058
MetroPCS Wireless, 9.25%, 11/1/14 (1)	1,195	1,159
Rogers Wireless, 8.00%, 12/15/12	2,250	2,382
Rural Cellular, 8.25%, 3/15/12	1,350	1,407
Rural Cellular, VR, 11.106%, 11/1/12	325	336
Syniverse Technologies, 7.75%, 8/15/13	100	93
Triton PCS Holdings, 8.50%, 6/1/13	1,125	1,129
Wind Acquisition, 10.75%, 12/1/15 (1)	1,375	1,464
		25,633
Total Corporate Bonds (Cost $379,942)		371,652
BANK DEBT 9.1%
Broadcasting 1.0%
Local T.V. Finance, VR, 7.31%, 5/7/13 (3)	1,750	1,645
Univision Communications, VR, 7.61%, 9/29/14 (3)	3,250	3,002
		4,647
Cable Operators 0.4%
Charter Communications Operating, VR, 7.36%, 3/6/14 (3)	1,500	1,417
CSC Holdings, VR, 7.256%, 5/2/14	500	481
		1,898
Chemicals 0.4%
Celanese, VR, 7.11%, 3/30/14 (3)	1,496	1,445
Lyondell Chemical, VR, 6.84%, 8/16/13 (3)	495	488
		1,933
Consumer Products 0.2%
Town Sports International, VR, 7.375%, 8/27/13 (3)	998	918
		918
Container 0.1%
Berry Plastics, VR, 7.36%, 4/3/15 (3)	499	476
		476
Energy 1.2%
Dresser, VR, 11.129%, 5/4/15 (3)	1,250	1,192
Hercules Offshore, VR, 7.11%, 7/11/13 (3)	500	488
SandRidge Energy, 8.625%, 4/1/15 (3)	1,750	1,715
SandRidge Energy, VR, 8.985%, 4/1/14 (3)	750	741
Stallion Oilfield, VR, 9.82%, 8/1/12 (3)	1,250	1,212
Venoco, VR, 9.36%, 5/8/14 (3)	500	489
		5,837
Forest Products 0.4%
Domtar, VR, 6.925%, 3/7/14 (3)	450	431
Georgia Pacific, VR, 7.12%, 12/22/12 (3)	1,483	1,418
		1,849
Gaming 0.6%
Fontainebleau, VR, 8.61%, 6/6/14 (3)	750	696
Isle of Capri Casinos, VR, 7.254%, 7/26/14 (3)	2,250	2,137
		2,833
Health Care 0.2%
IASIS Healthcare, PIK, VR, 10.61%, 3/15/14 (3)	1,027	945
		945
Information Technology 0.8%
Freescale Semiconductor, VR, 7.11%, 12/1/13 (3)	1,990	1,860
Infor Global Solutions, VR, 9.11%, 3/2/14 (3)	993	923
Infor Global Solutions, VR, 11.61%, 3/15/14 (3)	750	722
Sunguard, VR, 7.356%, 2/28/14 (3)	498	481
		3,986
Manufacturing 0.2%
Rexnord, VR, 7.642%, 7/21/13 (3)	988	949
		949
Metals & Mining 0.1%
Algoma Acquisition, VR, 7.86%, 6/30/13 (3)	750	715
		715
Other Telecommunications 0.2%
Qwest, VR, 6.95%, 6/30/10 (3)	750	757
		757
Publishing 0.4%
Penton Media, VR, 7.61%, 2/1/13 (3)	998	943
TL Acquisitions, VR, 8.10%, 7/3/14 (3)	1,250	1,179
		2,122
Restaurants 0.0%
Outback, VR, 7.607%, 6/14/13 (3)	250	236
		236
Retail 0.2%
Neiman Marcus, VR, 7.27%, 4/8/13 (3)	1,000	970
		970
Services 0.6%
Aramark, VR, 7.36%, 1/26/14 (3)	1,352	1,301
Education Management, VR, 7.125%, 6/1/13 (3)	1,244	1,183
Rental Services, VR, 9.659%, 11/30/13 (3)	597	588
		3,072
Utilities 1.3%
Covanta Energy, VR, 6.336%, 2/9/14 (3)	1,997	1,942
Dynergy, VR, 6.996%, 4/2/13 (3)	1,000	947
Kgen, VR, 7.125%, 2/8/14 (3)	997	957
NRG Energy, VR, 7.11%, 2/1/13 (3)	2,246	2,134
NRG Energy, VR, 7.86%, 2/1/14 (3)	500	484
		6,464
Wireless Communications 0.8%
MetroPCS Wireless, VR, 7.625%, 2/20/14 (3)	1,990	1,932
Trilogy International Partners, VR, 8.86%, 6/27/12 (3)	1,000	962
Wind Acquisition, VR, 12.61%, 12/7/11 (3)	1,070	1,056
		3,950
Total Bank Debt (Cost $46,622)		44,557
CONVERTIBLE BONDS 0.5%
Broadcasting 0.2%
Lamar Advertising, 2.875%, 12/31/10	825	989
Lin Television, 2.50%, 5/15/33	194	190
		1,179
Information Technology 0.1%
Conexant Systems, 4.00%, 3/1/26	450	367
		367
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	224	213
Level 3 Communications, 6.00%, 3/15/10	226	210
		423
Wireless Communications 0.1%
American Tower, 3.00%, 8/15/12	175	351
		351
Total Convertible Bonds (Cost $2,309)		2,320
COMMON STOCKS 0.8%
Broadcasting 0.0%
Time Warner	—	1
		1
Food/Tobacco 0.2%
B & G Foods, Equity Units	44	908
		908
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(4)	—	31
		31
Gaming 0.1%
Lakes Entertainment (4)	61	662
Progressive Gaming International (4)	10	49
		711
Other Telecommunications 0.0%
KMC Telecom, Warrants, 1/31/08 (1)(4)	—	—
		—
Satellites 0.3%
GeoEye (4)	2	54
GeoEye, Warrants, 3/31/10 (4)	—	7
Loral Space & Communication (4)	30	1,188
		1,249
Supermarkets 0.0%
Pathmark Stores (4)	—	6
Pathmark Stores, Warrants, 9/19/10 (4)	1	—
		6
Textiles & Apparel 0.0%
Anvil Holdings (4)	1	15
Anvil Holdings, Class A, Warrants, 2/5/12 (4)	17	21
Anvil Holdings, Class B, Warrants, 2/5/12 (4)	18	12
		48
Wireless Communications 0.2%
Crown Castle International (4)	24	865
IPCS, Warrants, 7/15/10 (1)(4)	—	—
		865
Total Common Stocks (Cost $3,707)		3,819
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting	1	769
		769
Satellites 0.1%
Loral Skynet	2	483
Pegasus Satellite (4)	—	—
		483
Total Preferred Stocks (Cost $1,258)		1,252
CONVERTIBLE PREFERRED STOCKS 0.2%
Information Technology 0.1%
Lucent Technologies	—	391
		391
Utilities 0.1%
NRG Energy	—	838
		838
Total Convertible Preferred Stocks (Cost $947)		1,229
SHORT-TERM INVESTMENTS 7.1%
Money Market Funds 7.1%
T. Rowe Price Reserve Investment Fund, 5.51%, (5)(6)	34,436	34,436
Total Short-Term Investments (Cost $34,436)		34,436
Total Investments in Securities
94.3% of Net Assets (Cost $469,221)		$459,265

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$83,164 and represents 17.1% of net assets.
(2)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(3)	Restricted security
(4)	Non-income producing
(5)	Seven-day yield
(6)	Affiliated company - see Note 4.
(7)	In default with respect to payment of interest.
EUR	Euro
PIK	Payment-in-kind
VR	Variable Rate; rate shown is effective rate at period-end.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $44,076 and represents 9.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Algoma Acquisition, VR, 7.86%, 6/30/13	6/28/07	$751
Aramark, VR, 7.36%, 1/26/14	1/19/07	1,352
Berry Plastics, VR, 7.36%, 4/3/15	4/3/07	499
Celanese, VR, 7.11%, 3/30/14	3/30 & 5/21/07	1,502
Charter Communications Operating, VR, 7.36%, 3/6/14	4/30/07	1,500
Covanta Energy, VR, 6.336%, 2/9/14	2/7/07	1,997
Domtar, VR, 6.925%, 3/7/14	3/1/07	450
Dresser, VR, 11.129%, 5/4/15	5/4 & 8/23/07	1,226
Dynergy, VR, 6.996%, 4/2/13	3/30 & 5/24/07	1,000
Education Management, VR, 7.125%, 6/1/13	5/23/06, 6/21 & 8/7/07	1,231
Fontainebleau, VR, 8.61%, 6/6/14	5/24/07	750
Freescale Semiconductor, VR, 7.11%, 12/1/13	11/28/06	1,985
Hercules Offshore, VR, 7.11%, 7/11/13	7/6/07	500
IASIS Healthcare, PIK, VR, 10.61%, 3/15/14	4/23, 4/27, 4/30 & 7/26/07	1,032
Infor Global Solutions, VR, 9.11%, 3/2/14	7/25-7/26/06	994
Infor Global Solutions, VR, 11.61%, 3/15/14	3/1/07	760
Isle of Capri Casinos, VR, 7.254%, 7/26/14	7/12/07	2,250
Kgen, VR, 7.125%, 2/8/14	2/1/07	997
Georgia Pacific, VR, 7.12%, 12/22/12	2/13 & 12/21/06	1,483
Local T.V. Finance, VR, 7.31%, 5/7/13	05/7 & 5/17/07	1,751
Lyondell Chemical, VR, 6.84%, 8/16/13	9/28/06	495
MetroPCS Wireless, VR, 7.625%, 2/20/14	2/21, 2/22, 2/26 & 2/27/07	2,016
Neiman Marcus, VR, 7.27%, 4/8/13	8/15, 8/22, & 8/24/07	978
NRG Energy, VR, 7.11%, 2/1/13	6/8/07	500
NRG Energy, VR, 7.86%, 2/1/14	6/8/07	2,246
Outback, VR, 7.607%, 6/14/13	5/4/07	250
Penton Media, VR, 7.61%, 2/1/13	2/6 & 3/15/07	999
Qwest, VR, 6.95%, 6/30/10	6/5/03	738
Rental Services, VR, 9.659%, 11/30/13	11/21/06 & 1/5/07	602
Rexnord, VR, 7.642%, 7/21/13	2/9/07	988
SandRidge Energy, 8.625%, 4/1/15	3/8-3/9/07	1,756
SandRidge Energy, VR, 8.985%, 4/1/14	3/8/07	750
Stallion Oilfield, VR, 9.82%, 8/1/12	7/18/07	1,225
Sunguard, VR, 7.356%, 2/28/14	2/26/07	498
TL Acquisitions, VR, 8.10%, 7/3/14	6/27/07	1,238
Town Sports International, VR, 7.375%, 8/27/13	2/27, 4/27, & 5/30/07	1,000
Trilogy International Partners, VR, 8.86%, 6/27/12	6/22 & 6/27/07	1,000
Univision Communications, PIK, 9.75%, 3/15/15	3/16/07	3,250
Venoco, VR, 9.36%, 5/8/14	5/8/07	504
Wind Acquisition, VR, 12.61%, 12/7/11	12/18-12/19/06, 4/18, & 7/18/07	1,095
Totals		$46,138

The fund has registration rights for certain restricted securities held as of August 31, 2007. Any costs related to such registration are borne by the issuer.

T. Rowe Price Institutional High Yield Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $469,976,000. Net unrealized loss aggregated $10,711,000 at period-end, of which $3,662,000 related to appreciated investments and $14,373,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $312,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31, 2007, was $34,436,000 and $21,135,000, respectively.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited		August 31, 2007
Portfolio of Investments †
(Amounts in $000s)	$ Par/Shares	Value

CORPORATE BONDS 18.4%
FINANCIAL INSTITUTIONS 7.0%
Banking 2.6%
Bank of America, 5.75%, 8/15/16	50	50
Bank of America, 6.00%, 9/1/17	70	71
Bank of America Capital Trust, 5.625%, 3/8/35	85	76
Bank One, 5.25%, 1/30/13	120	117
BB&T Capital Trust II, 6.75%, 6/7/36	75	77
Citigroup, 5.00%, 9/15/14	70	67
Citigroup, 5.50%, 8/27/12	55	55
Credit Agricole SA, 6.637%, 5/29/49 (1)	100	94
Credit Suisse Guernsey, 5.86%, 5/29/49	60	57
CS First Boston, 5.50%, 8/16/11	40	40
HBOS, 5.92%, 9/29/49 (1)	100	98
HBOS, 6.00%, 11/1/33 (1)	150	149
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	25	24
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	35	31
Lloyds TSB, 6.267%, 12/31/49 (1)	100	92
MBNA America Bank, 4.625%, 8/3/09	100	99
Mizuho Capital Investment, 6.686%, 12/31/49 (1)	16	15
Northern Trust, 5.30%, 8/29/11	39	39
PNC Funding, 5.625%, 2/1/17	45	45
Sovereign Capital Trust VI, 7.908%, 6/13/36	45	49
U.S. Bancorp, 4.50%, 7/29/10	65	64
Wells Fargo, 4.875%, 1/12/11	110	109
		1,518
Brokerage 0.7%
Goldman Sachs Capital I, 6.345%, 2/15/34	165	150
Jefferies Group, 5.875%, 6/8/14	32	32
Jefferies Group, 6.25%, 1/15/36	40	36
Legg Mason, 6.75%, 7/2/08	15	15
Merrill Lynch, 6.05%, 5/16/16	100	99
Merrill Lynch, 6.22%, 9/15/26	40	39
Morgan Stanley, 6.25%, 8/9/26	20	19
		390
Finance Companies 1.5%
American Express, 5.25%, 9/12/11	55	55
American General Finance, 5.40%, 12/1/15	55	53
Capital One Capital IV, 6.745%, 2/17/37	120	103
CIT Group, 6.00%, 4/1/36	20	15
Countrywide Home Loans, 4.125%, 9/15/09	105	94
GE Capital, 5.375%, 10/20/16	80	79
GE Capital, 6.00%, 6/15/12	155	160
General Motors Acceptance Corp., 5.625%, 5/15/09	70	65
HSBC Finance, 5.00%, 6/30/15	130	122
International Lease Finance, 5.45%, 3/24/11	140	139
		885
Insurance 1.5%
ACE INA Holdings, 5.70%, 2/15/17	45	44
ACE INA Holdings, 5.875%, 6/15/14	40	40
Cincinnati Financial, 6.92%, 5/15/28	40	43
Genworth Financial, 5.75%, 6/15/14	150	151
Genworth Financial, 6.15%, 11/15/66	24	22
Hartford Financial Services Group, 5.375%, 3/15/17	55	53
Lincoln National, 6.05%, 4/20/17	25	24
MetLife, 6.40%, 12/15/36	45	41
MetLife Global Funding, 5.125%, 11/9/11 (1)	100	99
Principal Financial Group, 6.05%, 10/15/36	40	38
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (1)	60	60
Torchmark, 6.375%, 6/15/16	40	41
Travelers Companies, 6.25%, 3/15/67	45	43
UnitedHealth Group, 5.375%, 3/15/16	95	93
WellPoint, 5.00%, 1/15/11	30	30
Willis North America, 6.20%, 3/28/17	30	29
		851
Real Estate Investment Trusts 0.7%
Archstone-Smith Operating Trust, 5.25%, 5/1/15	45	43
Avalonbay Communities, 6.125%, 11/1/12	30	31
ERP Operating, 5.25%, 9/15/14	40	38
Federal Realty Investment Trust, 6.00%, 7/15/12	20	21
Hospitality Properties Trust, 5.625%, 3/15/17	35	33
Mack-Cali Realty, 5.125%, 2/15/14	35	33
Mack-Cali Realty, 5.80%, 1/15/16	20	20
Reckson Operating, 6.00%, 3/31/16	30	29
Regency Centers, 5.875%, 6/15/17	30	30
Simon Property Group, 5.75%, 12/1/15	85	84
Weingarten Realty Investments, 4.857%, 1/15/14	75	70
		432
Total Financial Institutions		4,076
INDUSTRIAL 9.2%
Basic Industry 0.6%
BHP Finance, 5.40%, 3/29/17	50	49
Celulosa Arauco y Constitucion SA, 5.125%, 7/9/13	80	77
Du Pont El de Nemours & Co., 5.60%, 12/15/36	65	61
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	40	43
Placer Dome, 6.45%, 10/15/35	50	51
Praxair, 5.20%, 3/15/17	45	43
Steel Dynamics, 6.75%, 4/1/15 (1)	10	10
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	45	45
		379
Capital Goods 0.9%
3M, 5.70%, 3/15/37	50	48
Boeing Capital, 6.10%, 3/1/11	75	77
Caterpillar Financial Services, 5.85%, 9/1/17	40	40
CRH America, 6.00%, 9/30/16	65	65
Emerson Electric Company, 4.75%, 10/15/15	85	81
John Deere Capital Corp., 5.50%, 4/13/17	70	70
Lafarge, 6.15%, 7/15/11	45	47
Owens Corning, 6.50%, 12/1/16	40	40
Sealed Air, 5.375%, 4/15/08 (1)	35	35
United Technologies, 5.40%, 5/1/35	25	23
		526
Communications 2.8%
America Movil, 6.375%, 3/1/35	55	54
AT&T, 5.30%, 11/15/10	135	135
AT&T, 5.625%, 6/15/16	155	153
AT&T, 6.45%, 6/15/34	70	70
AT&T Broadband, 8.375%, 3/15/13	80	90
AT&T Wireless, 7.875%, 3/1/11	40	43
Comcast, 5.875%, 2/15/18	80	78
Cox Communications, 7.125%, 10/1/12	25	27
News America, 6.15%, 3/1/37	130	120
News America, 6.40%, 12/15/35	50	48
Rogers Cable, 5.50%, 3/15/14	70	67
Sprint Capital, 6.875%, 11/15/28	60	58
Sprint Capital, 6.90%, 5/1/19	80	81
Telecom Italia Capital, 5.25%, 11/15/13	165	161
Telefonica Emisiones, 6.221%, 7/3/17	30	30
Telefonica Emisiones, 6.421%, 6/20/16	75	77
Time Warner Cable, 5.40%, 7/2/12 (1)	45	45
Time Warner Entertainment, 7.25%, 9/1/08	50	51
Time Warner Entertainment, 8.375%, 7/15/33	95	110
Verizon Global Funding, 7.75%, 12/1/30	45	51
Viacom, 5.625%, 8/15/12	25	25
Vodafone Group, 5.625%, 2/27/17	50	48
		1,622
Consumer Cyclical 1.7%
Centex, 5.45%, 8/15/12	50	46
Costco Wholesale, 5.30%, 3/15/12	40	40
D.R. Horton, 6.50%, 4/15/16	45	40
DaimlerChrysler, 6.50%, 11/15/13	15	16
DaimlerChrysler, VR, 5.81%, 8/3/09	65	65
Federated Department Stores, 5.35%, 3/15/12	20	20
Ford Motor Credit, 7.375%, 10/28/09	60	56
Harrah's Operating, 5.50%, 7/1/10	65	61
Home Depot, 5.40%, 3/1/16	50	47
J.C. Penney, 9.00%, 8/1/12	60	68
Lennar, 5.60%, 5/31/15	70	62
McDonald's, 5.30%, 3/15/17	45	44
Pulte Homes, 5.20%, 2/15/15	55	46
Target, 5.875%, 7/15/16	105	105
Time Warner, 5.50%, 11/15/11	65	65
Time Warner, 5.875%, 11/15/16	95	93
Viacom, 6.25%, 4/30/16	90	90
		964
Consumer Non-Cyclical 1.2%
Anheuser-Busch Companies, 6.45%, 9/1/37	30	31
Bunge Finance, 5.90%, 4/1/17	100	96
Cardinal Health, VR, 5.63%, 10/2/09 (1)	45	45
Delhaize Group, 6.50%, 6/15/17 (1)	20	21
Eli Lilly & Co., 5.55%, 3/15/37	45	42
Genentech, 4.75%, 7/15/15	40	38
Kroger, 8.05%, 2/1/10	65	69
McCormick & Co., 5.20%, 12/15/15	45	44
Medtronic, 4.75%, 9/15/15	60	57
Procter & Gamble, 4.95%, 8/15/14	100	98
Sabmiller, 6.20%, 7/1/11 (1)	60	62
Teva Pharmaceutical Finance, 5.55%, 2/1/16	25	24
WM Wrigley, 4.65%, 7/15/15	15	14
Wyeth, 5.95%, 4/1/37	45	43
		684
Energy 1.2%
Amerada Hess, 7.875%, 10/1/29	70	80
Apache, 6.00%, 1/15/37	38	36
Baker Hughes, 6.875%, 1/15/29	40	44
ConocoPhillips, 5.90%, 10/15/32	35	35
Devon Financing, 6.875%, 9/30/11	45	48
Devon Financing, 7.875%, 9/30/31	30	35
Diamond Offshore Drilling, 4.875%, 7/1/15	20	19
Diamond Offshore Drilling, 5.15%, 9/1/14	120	116
Halliburton, 5.50%, 10/15/10	65	66
Petro-Canada, 5.95%, 5/15/35	45	42
Sunoco, 5.75%, 1/15/17	44	43
Valero Energy Corporation, 6.125%, 6/15/17	80	80
XTO Energy, 5.65%, 4/1/16	30	29
XTO Energy, 6.75%, 8/1/37	25	26
		699
Industrial Other 0.1%
Cooper, 6.10%, 7/1/17	55	57
		57
Technology 0.3%
Cisco Systems, 5.25%, 2/22/11	50	50
Dun & Bradstreet, 5.50%, 3/15/11	25	25
National Semiconductor, 6.15%, 6/15/12	30	31
Oracle, 5.00%, 1/15/11	60	59
Xerox, 5.50%, 5/15/12	20	20
		185
Transportation 0.4%
Burlington Northern Santa Fe, 5.65%, 5/1/17	44	43
Burlington Northern Santa Fe, 6.15%, 5/1/37	83	80
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	65	63
Hertz, 8.875%, 1/1/14	50	52
		238
Total Industrial		5,354
UTILITY 2.2%
Electric 1.7%
Alabama Power, VR, 5.695%, 8/25/09	25	25
Appalachian Power, 6.375%, 4/1/36	25	25
BG&E, 5.90%, 10/1/16	65	65
Black Hills, 6.50%, 5/15/13	40	40
Centerpoint Energy, 7.25%, 9/1/10	30	32
Duke Energy Carolinas, 6.10%, 6/1/37	80	79
El Paso Electric, 6.00%, 5/15/35	50	47
Florida Power & Light, 6.20%, 6/1/36	20	20
Jersey Central Power and Light, 5.65%, 6/1/17 (1)	70	69
MidAmerican Energy, 6.125%, 4/1/36	40	39
Monongahela Power, 5.70%, 3/15/17 (1)	55	56
Nevada Power, 6.75%, 7/1/37	40	39
Pacific Gas & Electric, 4.80%, 3/1/14	35	33
Pacific Gas & Electric, 5.80%, 3/1/37	45	43
Progress Energy, 5.625%, 1/15/16	60	60
Public Service Electric & Gas, 5.70%, 12/1/36	65	61
Southern, 5.30%, 1/15/12	20	20
Tampa Electric, 6.15%, 5/15/37	60	59
Union Electric Company, 5.40%, 2/1/16	65	63
Virginia Electric & Power, 4.50%, 12/15/10	55	54
Westar Energy, 5.10%, 7/15/20	15	14
		943
Natural Gas 0.5%
Atmos Energy, 4.00%, 10/15/09	40	39
Boardwalk Pipelines, 5.50%, 2/1/17	10	10
El Paso Natural Gas, 5.95%, 4/15/17 (1)	15	15
Enbridge, 5.60%, 4/1/17	45	43
Enterprise Products Operations, 4.95%, 6/1/10	55	55
Enterprise Products Operations, 6.30%, 9/15/17	30	30
Kinder Morgan Finance, 5.70%, 1/5/16	65	58
Southern Natural Gas, 5.90%, 4/1/17 (1)	15	15
Williams Companies, 7.75%, 6/15/31	25	26
		291
Total Utility		1,234

Total Corporate Bonds (Cost $10,906)		10,664

ASSET-BACKED SECURITIES 4.6%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	30	30

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	60	60

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	150	150

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	30	30

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	95	96

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125	127

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	200	200

		693

Credit Card 2.2%
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	200	196
Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
5.911%, 11/17/14	215	211

Capital One Multi-Asset Executive Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	95	95

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	250	252

Citibank Credit Card Master Trust I
Series 1999-2, Class A
5.875%, 3/10/11	75	76

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	55	55

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	125	123

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	250	244

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	50	49

		1,301

Other Asset-Backed Securities 0.5%
CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	55	55

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	100	99

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	102	104
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	36	35

		293

Stranded Utility 0.7%
Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	50	54

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	325	349

		403

Total Asset-Backed Securities (Cost $2,697)		2,690

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.6%

Collateralized Mortgage Obligations 1.2%
Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.09%, 11/25/35	94	93

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.261%, 11/25/35	46	46

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	160	155

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	51	50

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	183	184
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	157	156

		684

Commercial Mortgage Backed Securities 7.4%

American Tower Trust
Series 2007-1A, Class D , CMO
5.957%, 4/15/37 (1)	60	57

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	75	72

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	160	157

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	151	145

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	340	338

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	65	61

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	75	73

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	67	66

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	150	152

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	90	89

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	49	48
Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	110	108

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	175	175

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	125	123

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	250	252

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	225	219

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	77	77

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	196

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	50	48

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	89	90

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	73	75

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	200	195

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	100	98

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	125	124
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	136	136
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	102	100
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	225	212
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	200	194
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	225	219
Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	225	228
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	19	19
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	175	174
		4,320

Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,075)		5,004

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 33.7%
U.S. Government Agency Obligations 32.0% (2)
Federal Home Loan Mortgage
5.00%, 8/1/35 - 11/1/35	166	157
5.50%, 3/1/18 - 12/1/18	233	233
6.00%, 4/1/13 - 8/1/22	704	712
6.50%, 3/1/32 - 5/1/35	426	435
Federal Home Loan Mortgage, ARM
4.807%, 11/1/34	48	47
5.049%, 11/1/35	40	40
5.068%, 3/1/36	134	131
5.133%, 1/1/36	170	169
5.359%, 4/1/37	514	508
5.388%, 1/1/36	19	19
5.401%, 2/1/37	115	114
5.931%, 2/1/37	190	191
5.953%, 1/1/37	40	40
5.984%, 12/1/36	162	161
6.012%, 11/1/36	81	80
6.045%, 10/1/36	87	89
6.133%, 10/1/36	88	88
6.221%, 8/1/36	90	89
Federal Home Loan Mortgage, CMO
5.00%, 8/15/21	287	284
5.50%, 8/15/16	109	109
6.50%, 8/15/30	156	160
Federal National Mortgage Assn.
4.50%, 4/1/19 - 9/1/34	1,310	1,256
5.00%, 12/1/20 - 8/1/35	2,610	2,525
5.50%, 1/1/17 - 4/1/37	5,480	5,389
6.00%, 7/1/21 - 8/1/37	1,686	1,690
6.50%, 7/1/32 - 12/1/36	644	656
Federal National Mortgage Assn., ARM
4.781%, 11/1/35	49	49
5.321%, 12/1/35	34	34
5.342%, 12/1/35	41	41
5.509%, 12/1/35	61	60
5.543%, 7/1/36	147	148
5.662%, 12/1/35	19	18
5.984%, 9/1/36	43	43
5.992%, 8/1/36	186	189
6.037%, 12/1/36	59	60
Federal National Mortgage Assn., CMO
4.00%, 5/25/16	195	193
5.50%, 5/25/27	82	82
Federal National Mortgage Assn., TBA
4.50%, 1/1/35	425	392
5.50%, 1/1/33	1,075	1,050
6.50%, 1/1/34	775	787
7.00%, 1/1/36	75	77
		18,595
U.S. Government Obligations 1.7%
Government National Mortgage Assn.
4.50%, 2/20/35	40	37
5.00%, 4/20/36	742	713
5.50%, 11/15/34	140	138
6.00%, 11/20/33	87	87
		975
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $19,633)		19,570

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 19.0%
U.S. Government Agency Obligations 3.7% (2)
Federal Home Loan Bank, 5.125%, 8/14/13	210	212
Federal Home Loan Mortgage, 4.25%, 7/15/09	300	298
Federal Home Loan Mortgage, 5.125%, 2/27/09	85	85
Federal Home Loan Mortgage, 5.125%, 7/15/12	215	218
Federal Home Loan Mortgage, 6.00%, 6/15/11	225	235
Federal Home Loan Mortgage, 6.25%, 7/15/32	135	152
Federal National Mortgage Assn., 4.375%, 10/15/15	155	148
Federal National Mortgage Assn., 4.875%, 12/15/16	90	89
Federal National Mortgage Assn., 7.125%, 6/15/10	415	442
Federal National Mortgage Assn., 6.625%, 11/15/10	270	285
		2,164
U.S. Treasury Obligations 15.3%
U.S. Treasury Bonds, 4.75%, 2/15/37	655	647
U.S. Treasury Bonds, 5.50%, 8/15/28	655	709
U.S. Treasury Bonds, 8.00%, 11/15/21	130	172
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	1,194	1,168
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	392	397
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17	302	309
U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09	572	580
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10	923	958
U.S. Treasury Notes, 4.00%, 11/15/12	2,250	2,224
U.S. Treasury Notes, 4.75%, 8/15/17	765	778
U.S. Treasury Notes, 5.00%, 8/15/11	475	489
U.S. Treasury Notes, 5.75%, 8/15/10	400	418
		8,849
Total U.S. Government Agency Obligations
(Excluding Mortgage-Backed) (Cost $10,940)		11,013
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 8.2%
Owned No Guarantee 0.3%
Pemex Project Funding Master Trust, 5.75%, 12/15/15	60	60
Swedish Export Credit, 5.125%, 3/1/17	90	91
		151
Sovereign 1.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17 (BRL)	550	249
Republic of Argentina, 7.00%, 4/17/17	180	137
Republic of Italy, 5.25%, 9/20/16	100	101
Republic of Serbia, FRN, 3.75%, 11/1/24	150	139
Republic of South Africa, 6.50%, 6/2/14	75	78
United Mexican States, 6.375%, 1/16/13	70	73
		777
Treasuries 6.6%
Brazil Notas do Tesouro Nacional, 6.0%, 8/15/10 (BRL)	125	103
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14 (BRL)	1,170	544
Government of Egypt, Zero Coupon, 3/18/08 (EGP)	1,500	254
Malaysia Treasury Bill, Zero Coupon, 12/28/07 (MYR)	856	242
Malaysia Treasury Bill, Zero Coupon, 1/11/08 (MYR)	650	183
Malaysia Treasury Bill, Zero Coupon, 7/4/08 (MYR)	93	26
Republic of Argentina, FRN, 2.79%, 12/31/33 (ARS)	3	1
Republic of Poland, 5.00%, 10/24/13 (PLN)	3,125	1,071
Republic of Turkey, 14.00%, 1/19/11 (TRY)	730	514
Republic of Turkey, 16.00%, 3/7/12 (TRY)	510	377
United Mexican States, 8.00%, 12/19/13 (MXN)	5,525	507
		3,822
Total Foreign Government Obligations & Municipalities (Cost $4,624)		4,750
MUNICIPAL SECURITIES 0.2%
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35	36
		36
West Virginia 0.1%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	70	67
		67
Total Municipal Securities (Cost $105)		103
OPTIONS PURCHASED 0.0%
Japanese Yen Futures Contracts, Call, 10/5/07 @ $87.00 (3)	—	17
Total Options Purchased (Cost $7)		17
BOND MUTUAL FUNDS 3.0%
T. Rowe Price Institutional High Yield Fund, 8.20% (4)(5)	176	1,742
Total Bond Mutual Funds (Cost $1,782)		1,742
SHORT-TERM INVESTMENTS 6.1%
Money Market Funds 6.1%
T. Rowe Price Reserve Investment Fund, 5.51% (5)(6)	3,554	3,554
Total Short-Term Investments (Cost $3,554)		3,554
Total Investments in Securities
101.8% of Net Assets (Cost $59,323)		$59,107

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,563 and represents 2.7% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Non-income producing
(4)	SEC 30-day yield
(5)	Affiliated Companies
(6)	Seven-day yield
ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
CNY	Chinese Renminbi
EGP	Egyptian Pound
EUR	Euro
EUR	Euro
FRN	Floating-Rate Note
ILS	Israeli shekel
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
RUB	Russian Ruble
TBA	To Be Announced purchase commitment; TBAs totaled $2,306 (4.0% of net assets)
at period-end - see Note 2.
TRY	Turkish Lira
VR	Variable Rate; rate shown is effective rate at period-end.
USD	U.S. Dollar
ZAR	South African Rand

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas,
8.25%, 1/17/34), Receive 0.76%, Pay upon credit
default, 5/20/17	70	(2)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40% 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(20)	—

Citigroup, Protection Bought (Relevant Credit: Bristol-Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(20)	—

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit
default, 9/20/12	(57)	—

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%,
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(20)	—

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(20)	—

Citigroup, Protection Bought (Relevant Credit: Schering-Plough
5.30% 12/01/13), Pay 0.38%, Receive upon credit
default, 6/20/17	(20)	—

Goldman Sachs, Protection Bought (Relevant Credit: Arrow
Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon credit
default, 9/20/12	(29)	—

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(95)	1

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	120	(3)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	57	—
JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(55)	—

JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.,
4.625%, 5/15/18), Pay 0.50%, Receive upon credit
default, 12/20/12	(57)	—

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(32)	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	55	—

Morgan Stanley, Protection Sold (Relevant Credit: Avnet
6.00%, 9/1/15), Receive 0.90%, Pay upon credit
default, 9/20/12	29	—

		(5)

Interest Rate Swaps 0.0%

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	135	6

		6

Total Swaps (Premium Paid/Received $—)		1

Open Forward Currency Exchange Contracts at August 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPMorgan Chase	5/2/07	USD	257	BRL	515	$(3)
ABN Amro	9/4/07	BRL	435	USD	219	2
ABN Amro	9/4/07	USD	219	BRL	435	(2)
JPMorgan Chase	9/4/07	BRL	515	USD	259	3
JPMorgan Chase	9/4/07	USD	266	BRL	515	5
State Street Bank	9/4/07	BRL	665	USD	335	3
State Street Bank	9/4/07	USD	335	BRL	665	(3)
State Street Bank	9/7/07	USD	665	PLN	1,830	12
UBS	9/12/07	ZAR	2,000	USD	272	7
UBS	9/12/07	USD	279	ZAR	2,000	0
UBS	9/18/07	IDR	2,500,000	USD	275	(9)
UBS	9/8/07	USD	271	IDR	2,500,000	4
CS First Boston	9/24/07	USD	459	PLN	1,300	(5)
State Street Bank	10/2/07	ZAR	2,000	USD	278	0
UBS	10/2/07	USD	288	ZAR	2,000	10
JPMorgan Chase	10/3/07	USD	110	TRY	148	(2)
UBS	10/3/07	USD	389	TRY	510	2
UBS	10/5/07	USD	355	TRY	475	(6)
State Street Bank	10/9/07	USD	104	BRL	200	3
UBS	10/24/07	IDR	4,500,000	USD	491	(12)
UBS	10/24/07	USD	509	IDR	4,500,000	30
UBS	10/25/07	ILS	2,370	USD	563	14
UBS	10/25/07	MYR	2,285	USD	675	(20)
UBS	10/25/07	USD	561	ILS	2,370	(17)
UBS	10/25/07	USD	659	MYR	2,285	4
UBS	11/14/07	RUB	7,200	USD	284	(3)
UBS	11/14/07	USD	130	EUR	95	0
State Street Bank	11/20/07	USD	475	MXN	5,400	(12)
ABN Amro	11/30/07	USD	217	BRL	435	(3)
UBS	1/25/08	CNY	4,160	USD	566	(6)
State Street Bank	11/30/11	USD	332	BRL	665	(4)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(8)

(5) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price
Institutional High
Yield Fund, 8.20%	$946	$1,088	$24	$1,742	$1,930
T. Rowe Price Reserve
Investment Fund, 5.51%	¤	¤	101	3,554	10,886
Totals			$125	$5,296	$12,816

¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $59,323,000. Net unrealized loss aggregated $223,000 at period-end, of which $476,000 related to appreciated investments and $699,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund (reflected on the Affiliated Companies table). The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Institutional Core Plus Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund.

For the period ended August 31, 2007, total realized gain/loss on all affiliated companies was $18,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007